CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 394,304	$ 10,777	$ 835,657
Prepaids and other assets	1,306,769	125,000
Accounts receivable	392,612
Total Current Assets	2,093,685	135,777	889,657
Property and equipment	1,369,724	241,376	150,505
Goodwill	5,896,096
Total Assets	9,359,505	377,153	1,040,162
Current Liabilities:
Accounts payable	369,921	377,746	60,248
Accrued compensation	472,602	641,639	308,500
Accrued expenses	1,109,761	250,355	9,502
Lines of credit	336,948
Convertible note payable, net of discount of $183,560	1,043,925	476,440
Derivative liability	2,583,567
Loan payable	925,822	114,500	14,500
Liabilities of discontinued operations	67,093	67,093	67,093
Total current liabilities	11,432,548	1,954,790	459,943
Total Liabilities	11,432,548	1,954,790	459,943
Commitments and contingencies
Mezzanine Equity:
Series C Preferred Stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding
Total mezzanine equity	1,800,000	1,800,000	625,000
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 402,196,273 and 312,860,376 shares issued and outstanding, respectively	488,450	402,197	312,861
Common stock to be issued	88,771	76,911	227,544
Additional paid-in capital	21,571,369	15,203,394	12,576,049
Accumulated other comprehensive loss	(388)	16,670
Accumulated deficit	(25,989,951)	(19,078,809)	(13,165,085)
Non-controlling interest	(33,294)
Total stockholders' deficit	(3,873,043)	(3,377,637)	(44,781)
Total liabilities and stockholders' deficit	9,359,505	377,153	1,040,162
Loans payable – related party		27,017	100
Series B Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred Stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	1,800,000	1,800,000	625,000
Series A Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred Stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding			1,850
Total stockholders' deficit			1,850
Series C Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred Stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	2,000	2,000	2,000
Total stockholders' deficit	$ 2,000	$ 2,000	$ 2,000